Property, plant, and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment
Balance at the beginning	€ 9,125	€ 7,385	€ 3,196
Increases	(4,146)	1,797	4,200
Decreases	(10)	(1)	(17)
Others	36	(55)	7
Balance at the end	5,005	9,125	7,385
Gross
Reconciliation of changes in property, plant and equipment
Balance at the beginning	19,840	15,941	10,321
Increases	732	4,076	5,655
Decreases	(446)	(131)	(41)
Others	73	(46)	7
Balance at the end	20,198	19,840	15,941
Depreciation and impairment
Reconciliation of changes in property, plant and equipment
Balance at the beginning	(10,714)	(8,555)	(7,124)
Increases	(4,878)	(2,280)	(1,455)
Decreases	435	130	24
Others	(37)	(8)	0
Balance at the end	(15,193)	(10,714)	(8,555)
Land | Gross
Reconciliation of changes in property, plant and equipment
Balance at the beginning	172	172	172
Increases		0	0
Decreases		0
Others		0
Balance at the end	172	172	172
Buildings | Gross
Reconciliation of changes in property, plant and equipment
Balance at the beginning	3,470	3,470	3,407
Increases		0	86
Decreases		0	(23)
Others		0
Balance at the end	3,470	3,470	3,470
Buildings | Depreciation and impairment
Reconciliation of changes in property, plant and equipment
Balance at the beginning	(2,286)	(2,104)	(1,931)
Increases	(1,070)	(182)	(196)
Decreases		0	23
Others		0
Balance at the end	(3,357)	(2,286)	(2,104)
Technical facilities, equipment and tooling | Gross
Reconciliation of changes in property, plant and equipment
Balance at the beginning	5,604	5,457	5,118
Increases	266	210	357
Decreases	(155)	(87)	(18)
Others	104	24
Balance at the end	5,819	5,604	5,457
Technical facilities, equipment and tooling | Depreciation and impairment
Reconciliation of changes in property, plant and equipment
Balance at the beginning	(4,676)	(4,446)	(4,091)
Increases	(860)	(317)	(355)
Decreases	146	86	1
Others		0
Balance at the end	(5,390)	(4,676)	(4,446)
Other property, plant and equipment | Gross
Reconciliation of changes in property, plant and equipment
Balance at the beginning	1,536	1,519	1,422
Increases	26	38	97
Decreases	(291)	(44)
Others		24
Balance at the end	1,271	1,536	1,519
Other property, plant and equipment | Depreciation and impairment
Reconciliation of changes in property, plant and equipment
Balance at the beginning	(1,271)	(1,216)	(1,087)
Increases	(97)	(99)	(128)
Decreases	289	44
Others		0
Balance at the end	(1,078)	(1,271)	(1,216)
Property, plant and equipment in progress | Gross
Reconciliation of changes in property, plant and equipment
Balance at the beginning	115	65	59
Increases	20	98	5
Decreases		0
Others	(115)	(48)
Balance at the end	20	115	65
Right of use | Gross
Reconciliation of changes in property, plant and equipment
Balance at the beginning	8,943	5,259	143
Increases	421	3,731	5,109
Decreases		0
Others	83	(46)	7
Balance at the end	9,446	8,943	5,259
Right of use | Depreciation and impairment
Reconciliation of changes in property, plant and equipment
Balance at the beginning	(2,480)	(790)	(14)
Increases	(2,851)	(1,681)	(776)
Decreases		0
Others	(37)	(8)	0
Balance at the end	€ (5,368)	€ (2,480)	€ (790)